SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	May 01, 2018	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)
Product Information [Line Items]
Accounts receivable, allowance for credit loss		$ 292,746		$ 292,746		$ 213,787	$ 172,879
Property, plant and equipment, salvage value, percentage		5.00%		5.00%		5.00%		5.00%	5.00%
Impairment, long-lived asset, held-for-use				$ 0		$ 0	0
Uncertain tax positions		$ 0		0		0	0
Advertisement revenue		445,215	$ 673,978	1,742,896	$ 1,597,330	1,944,811	1,863,785
Service advertising revenue		0	$ 0	$ 0	$ 6,476	$ 0	$ 6,558
Vat of gross sales price percentage	16.00%			6.00%		6.00%
Cash FDIC insured amount		$ 72,500		$ 72,500		$ 72,500		¥ 500,000	¥ 500,000
Potentially dilutive securities | shares						0	0
Hotel [Member]
Product Information [Line Items]
Vat of gross sales price percentage				6.00%		6.00%
Health Care [Member]
Product Information [Line Items]
Vat of gross sales price percentage				0.00%		0.00%
Prior to April 1, 2019 [Member]
Product Information [Line Items]
Vat of gross sales price percentage				13.00%		13.00%
Prior to May 1, 2018 [Member]
Product Information [Line Items]
Vat of gross sales price percentage				17.00%